SHAREHOLDERS' EQUITY (Narrative)(Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Mar. 24, 2014
SHAREHOLDERS' EQUITY [Abstract]
Share repurchase program, to be executed by the first half of 2015				$ 12,000,000
Ordinary share repurchased, shares	639,831
Ordinary share repurchased	6,726,000
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted-average fair value of options granted	$ 4.31	$ 4.93	$ 5.32
RSU [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	4 years
Vesting percentage	25.00%
Unrecognized compensation cost related to unvested restricted shares	619,000
Unrecognized compensation cost, recognition period	4 years
RSUs issued	451,647	406,940	346,619
RSUs vested	343,718	320,973	236,224
RSUs cancelled	9,609	5,442	3,425
Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	4 years
Unrecognized compensation cost related to non-vested employee options	$ 1,877,000
Unrecognized compensation cost, recognition period	4 years
Maximum [Member] | Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options term	10 years